Promissory Note Payable	12 Months Ended
Dec. 31, 2023
Promissory Note Payable
Promissory Note Payable

Note 4. Promissory Note Payable

During the year ended December 31, 2022, the Company entered into a $100,000 promissory note with its legal counsel which accrued interest at 1%, required monthly payments of $9,136 until the balance was paid in full and was secured by 200,000 shares of restricted common stock which would have demand registration rights and the Company would file a registration statement within 45 days of the request.

During the year ended December 31, 2022, the Company paid $90,864 of principal and $500 in interest expense leaving a principal balance of $9,136 and accrued interest of $0 as of December 31, 2022.

During the year ended December 31, 2023, the Company paid the remaining principal balance of $9,136.  As of December 31, 2023, the principal balance and accrued interest was $0.

During the year ended December 31, 2023, $10,000 of accounts payable and accrued liabilities were paid on behalf of the Company.   The Company entered into a note payable for the $10,000 payment.  The note payable had an interest rate of 5% and a maturity date of December 31, 2023.  During the year ended December 31, 2023, the Company repaid $10,000 of principal and $256 of accrued interest leaving a balance of $0 as of December 31, 2023.

Interest expense on the above loans was $256 and $500 during the years ended December 31, 2023 and 2022, respectively. Accrued interest as of December 31, 2023 and 2022 was $0.